Investment property (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Investment property
Opening amount			£ 24,979,000	£ 13,836,000
Depreciation charge	£ (89,000)	£ (32,000)	(187,000)	(64,000)
Closing amount	24,792,000	13,772,000	24,792,000	13,772,000
Cost / gross value
Investment property
Opening amount			32,193,000	19,769,000
Closing amount	32,193,000	19,769,000	32,193,000	19,769,000
Accumulated depreciation, amortization and impairment
Investment property
Opening amount			(7,214,000)	(5,933,000)
Closing amount	£ (7,401,000)	£ (5,997,000)	(7,401,000)	£ (5,997,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment property
Opening amount			£ 27,633,000